Property and Equipment, Net - Schedule of PPE (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Less: accumulated depreciation	$ (28,976)	$ (27,542)
Total property and equipment, net	36,857	35,209
Lab equipment
Property, Plant and Equipment
Property and equipment, gross	28,520	31,188
Office equipment
Property, Plant and Equipment
Property and equipment, gross	4,203	3,573
Furniture and fixtures
Property, Plant and Equipment
Property and equipment, gross	1,279	1,221
Leasehold improvements
Property, Plant and Equipment
Property and equipment, gross	12,594	13,583
Assets under construction
Property, Plant and Equipment
Property and equipment, gross	$ 19,237	$ 13,186